Consolidated Statement of Cash Flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Profit (loss) before income tax	S/ 332,275	S/ (563,404)	S/ 154,617
Adjustments to profit not affecting cash flows from operating activities:
Depreciation	199,794	205,522	217,070
Amortization of other assets	86,557	82,743	89,355
Impairment of inventories	40,908	36,353	17
Impairment of accounts receivable and other accounts receivable	19,109	419,584	5,806
Debt condonation		(431,484)
Impairment of property, plant and equipment	14,680	9,263	3,796
Impairment of intangible assets	49,609	54,308
Financial expenses-CCDS		7,004
Expenses for liquidation of works - CCDS		164
Indemnification	3,220	(33,600)
Profit (loss) on fair value of financial asset at fair value through profit or loss	(34)	31	(2,740)
Change in the fair value of the liability for put option	(1,400)	(984)	(18,627)
Other Provisions	9,510	9,486	6,398
Dividends income from available-for-sale financial assets			(7,215)
Return receipt from Morelco		(6,658)
Remeasurement of purchase consideration of Morelco		(7,166)
Financial expense,net	138,016	106,739	125,096
Other provisions in CCDS		24,915
Share of the profit and loss in associates and joint ventures under the equity method of accounting	(1,327)	589,710	(24,993)
Reversal of provisions	(1,044)	(17,883)	(7,796)
Disposal of assets	5,438	3,951	5,881
Disposal of investments	106	1,227	2,755
Profit on sale of property, plant and equipment	(26,883)	(18,393)	(17,385)
Loss on financial asset at fair value through profit or loss		221	450
Loss on sale of non-current asset held for sale	45	22
Profit on sale from available-for-sale financial assets	(25,768)	(46,337)
Loss (Profit) on sale of investments in subsidiaries	(244,313)		8,289
Loss on remeasurement of accounts receivable	15,807	76,864
Loss on remeasurement of investment		6,832
Net variations in assets and liabilities:
Trade accounts receivable and working in progress	(213,126)	115,263	(50,150)
Other accounts receivable	33,196	(85,234)	(184,181)
Other accounts receivable from related parties	(245,688)	84,448	(133,286)
Inventories	279,867	33,709	(220,670)
Pre-paid expenses and other assets	(6,494)	(99)	11,667
Trade accounts payable	463,401	(87,553)	199,402
Other accounts payable	(62,280)	114,666	(60,073)
Other accounts payable to related parties	(66,819)	45,902	14,777
Other provisions	(1,680)	(2,756)	(6,770)
Interest payment	(173,662)	(171,572)	(110,884)
Payments for purchases of intangibles - Concessions	(20,178)	(97,711)	(142,575)
Payment of income tax	(144,545)	(125,619)	(150,337)
Net cash (applied to) provided by operating activities	456,297	332,474	(292,306)
INVESTING ACTIVITIES
Sale of available-for-saleinvestment	391,786	107,341	5,613
Sale of property, plant and equipment	127,221	66,086	55,832
Sale of financial asset at fair value through profit or loss	98	1,427
Sale of non-current assets held for sale	43,367	117	(13,496)
Refunding for price adjustment - Morelco		6,658
Return of contributions		1,963	481
Interest received	6,992	15,370	32,162
Dividends received	3,758	27,992	59,175
Payment for purchase of investments properties	(1,183)	(17,543)	(748)
Payments for intangible purchase	(97,112)	(45,706)	(32,883)
Payments for purchase and contributions on investment in associate and joint ventures	(2,116)	(389,657)	(464,086)
Payments for property, plant and equipment purchase	(123,941)	(147,732)	(193,156)
Net cash (applied to) provided by investing activities	348,870	(373,684)	(551,106)
FINANCING ACTIVITIES
Loans received	1,406,717	3,941,750	4,448,332
Bonds issued		178,640	814,016
Amortization of loans received	(2,044,256)	(3,914,570)	(4,549,000)
Amortization of bonds issued	(39,151)	(25,281)	(16,480)
Payment for transaction costs for debt	(31,286)	(650)	(18,516)
Dividends paid to owners of the parent		(30,853)	(104,911)
Dividends paid to non-controlling interest	(43,942)	(25,473)	(4,535)
Cash received from non-controlling shareholders	(33,197)	(19,099)	10,329
Acquisition or sale of interest in a subsidiary of non-controlling shareholders	(942)	(18,702)	(223)
Net cash provided by (applied to) financing activities	(786,057)	85,762	579,012
(Net decrease) net increase in cash	19,110	44,552	(264,400)
Cash and cash equivalent at the beginning of the year	606,950	554,002	818,402
Cash and cash equivalent at the end of the year	626,180	606,950	554,002
NON-CASHTRANSACTIONS:
Debt capitalization		8,308
Acquisition of assets through finance leases	48,507	65,336	92,093
Recognition of debt as guarantor		S/ 608,247
Change in fair value of available-for-sale financial assets			19,973
Adjustment for deconsolidation of former subsidiaries			9,298
Establishment of joint operation - Panorama Plaza de negocios (net assets)			S/ 36,180
Dividends declared to non-controlling interest	S/ 15,735